Operations and Reorganization	12 Months Ended
Dec. 31, 2017
Operations and Reorganization
Operations and Reorganization

1.Operations and Reorganization

China Online Education Group (the “Company” or “COE”), through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing online English language education services to students in the People’s Republic of China (the “PRC” or “China”).

As of December 31, 2017, the Company’s major subsidiaries and VIEs are as follows:

Company	Place of Incorporation/ Establishment	Date of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.99986%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.996%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
VIEs
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Tianjin Dasheng Zhixing Technology Co., Ltd	PRC	October 13, 2017 `	100%

*The Company directly holds the 99.99986% and 99.996% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substance of non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2016 and 2017. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

aHistory of the Group and Basis of Presentation for the Reorganization

The Group began operations in July 2011 through Beijing Dasheng Zhixing Technology Co., Ltd.(“Dasheng Zhixing”). The beneficial interest of Dasheng Zhixing was held by Mr. Jiajia Huang and Ms. Ting Shu (the “Founding Shareholders”) and an angel investor in 2011.

On January 5, 2012, another angel investor invested into Dasheng Zhixing. In accordance with the investment agreement, the Founding Shareholders set aside from their own holdings 15% of the ownership of Dasheng Zhixing for an employee option plan. While the plan to establish employee option plan was cancelled, the 15% ownership interest in Dasheng Zhixing was not returned to the Founding Shareholders. Consequently, beneficial interest of Dasheng Zhixing was then 71% by the Founding Shareholders and 29% held by angel investors.

Given the cost advantage and high English proficiency of teachers in the Philippines, the Group retains teachers in the Philippines. To do this, in August 2012, the Founding Shareholders established, a company in the Philippines, 51Talk English Philippines Corporation (the “Philippines Co I”), using funds provided by Dasheng Zhixing. On September 3, 2012, Dasheng Zhixing entered into a service agreement with Philippines Co I, to formalize the business arrangements. Under the agreement, Philippines Co I provides teaching service for the Group in accordance with the Group’s instructions. In return, Dasheng Zhixing pays for all the expenses incurred for the services provided by Philippines Co I. Philippines Co I is considered to have total equity investment at risk not sufficient to permit itself to finance its activities without additional subordinated financial support provided by another party. As a result of the above, Dasheng Zhixing is considered to be the primary beneficiary of Philippines Co I as it has the power to direct the activities of Philippines Co I that most significantly impact Philippines Co I’s economic performance and has obligation to absorb losses of Philippines Co I. As such, Dasheng Zhixing consolidates Philippines Co I.

Dasheng Zhixing was the predecessor of the Group and operated substantially all of the businesses of the Group prior to November 2012. In order to facilitate international financing, the Group underwent a reorganization (the “Reorganization”) from November 2012 until October 2014.

In November 2012, the Founding Shareholders incorporated the Company under the Laws of the Cayman Islands to be an offshore holding company for the Group. In June 2013, the Company issued ordinary shares to the two angel investors, in exchange for their equity beneficial ownerships in Dasheng Zhixing. Following the exchange, the ownership of the Company was held 71% by the Founding Shareholders and 29% by the angel investors.

In April 2013, China Online Education (HK) Limited (the “COE HK Co I”) was incorporated in Hong Kong as a wholly owned subsidiary of the Company. Beijing Dasheng Online Technology Co. Ltd., (“Dasheng Online”), was set up in June 2013 as a wholly owned subsidiary of COE HK Co I in the PRC.

Due to PRC legal restrictions on foreign ownership and investment in the companies in value-added telecommunications market, the Group continues operate its online education platform through Dasheng Zhixing. Dasheng Zhixing holds the Internet Content Provider license (“ICP”) and domain names of www.51talk.com and www.51talk.cn that are necessary to conduct online English education services in China. To comply with PRC laws and regulations, the Group provides substantially all of its services in China via Dasheng Zhixing.

On June 18, 2013, as part of the restructuring, a series of contractual agreements discussed in 1.b. below were entered into among Dasheng Online, Dasheng Zhixing and shareholders of Dasheng Zhixing. As a result of the agreements, Dasheng Online has the ability to direct substantially all the activities of Dasheng Zhixing, and absorb substantially all of the risks and rewards of the Dasheng Zhixing. Dasheng Online became the primary beneficiary of Dasheng Zhixing and consolidates the financial results of Dasheng Zhixing. The restructuring provided the beneficial interest holders of Dasheng Zhixing received an interest in the Company equal to their beneficial interest in Dasheng Zhixing.

On July 21 2014, a series of contractual agreements discussed in 1.b. below were entered into among COE HK Co I, Philippines Co I and the shareholders of Philippines Co I. Pursuant to these agreements COE HK Co I has the ability to direct substantially all the activities of Philippines Co I, and absorb substantially all of the risks and rewards of Philippines Co I. COE HK Co I replaced Dasheng Zhixing as the primary beneficiary of Philippines Co I, and the Group continued to consolidate the financial results of Philippines Co I.

To further optimize the organizational structure of the Group, in October 2014, 51 Talk English International Limited (the “COE HK Co II”) was incorporated with limited liability in Hong Kong as a wholly owned subsidiary of COE HK Co I. China Online Innovations Inc. (the “Philippines Co II”) was incorporated by the Company with limited liability in the Philippines to eventually replace Philippines Co I. The Company owns 99.99986% of the equity interest of Philippines Co II. In order to comply with local laws, there are seven individual shareholders holding an aggregate of 0.00014% of the equity interest of Philippines Co II. A series of contractual arrangements was entered into among the Company, Philippines Co II and the seven individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co II held by the seven individuals and to exercise their rights as shareholders of Philippines Co II. Since then, Philippine home-based teachers delivering paid lessons on the Company’s platform no longer entered into service agreements with Philippines Co I, but rather entered into service agreements with COE HK Co II. Furthermore, the bulk of the business operations in Philippines Co I was transferred to Philippines Co II, and the Group began to enter into employment agreements with office-based teachers and other full-time employees in the Philippines through Philippines Co II.

To further optimize group structure, on January 14, 2016, On Demand English Innovations Inc. (the “Philippines Co III”) was incorporated by the Company with limited liability in the Philippines to replace Philippines Co I. The Company owns 99.996% of the equity interest of Philippines Co III. In order to comply with local laws, there are five individual shareholders holding an aggregate of 0.004% of the equity interest of Philippines Co III. A series of contractual arrangements was entered into among the Company, Philippines Co III and the five individual shareholders. Under these contractual arrangements, the Company has an exclusive option to purchase all of the equity interests in Philippines Co III held by the five individuals and the power to exercise their rights as shareholders of Philippines Co III. In April 2016, all business operations and assets of Philippines Co I were transferred to Philippines Co III, including the office leasehold and office equipment in Baguio City, Philippines.

Philippines Co III also entered into new employment agreement with the free trial teachers and support staff previously employed by Philippines Co I.

The above series of transactions to reorganize the Group were accounted for in a manner similar to a pooling of interest with assets and liabilities at their historical amounts in the Group’s consolidated financial statements. As such, the Group’s consolidated financial statements were prepared as if the current corporate structure had been in existence for all periods presented.

On December 30, 2016, Dasheng Zhixing established a wholly-owned subsidiary, Shanghai Zhishi Education Training Co., Ltd.(“Zhishi Training”), of which the current registered business scope includes “education training: classic English (level 1-9)” .

In January 2017, Wuhan Houdezaiwu Online Technology Co., Ltd. (Houdezaiwu Online), was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct our business operations in Wuhan. In October 2017, Tianjin Dasheng Zhixing Technology Co., Ltd.(Tianjin Zhixing) was incorporated as a wholly-owned subsidiary of Dasheng Zhixing to conduct our business operations in Tianjin.

bContractual agreements with VIEs

The following is a summary of (i) the contracts by and among Dasheng Online, Dasheng Zhixing, and the shareholders of Dasheng Zhixing; and (ii) the contracts by and among COE HK Co I, Philippines Co I, and the shareholders of Philippines Co I.

Contractual Agreements with Dasheng Zhixing

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between Dasheng Online and Dasheng Zhixing, Dasheng Online has the exclusive right to provide technical support, consulting services and other services to Dasheng Zhixing in relation to the Dasheng Zhixing’s principal business. Dasheng Zhixing agrees to accept all the consultation and services provided by Dasheng Online. Without Dasheng Online’s prior written consent, Dasheng Zhixing is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Dasheng Online exclusively owns all intellectual property rights arising out of or created during the performance of the agreement. The service fees to be paid by Dasheng Zhixing is determined by Dasheng Zhixing and Dasheng Online, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the Dasheng Online employees providing services to Dasheng Zhixing, contents and value of services provided, the market price of comparable services and the operating conditions of Dasheng Zhixing. This agreement will remain effective unless Dasheng Online terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Dasheng Zhixing or Dasheng Online to renew its respective business license upon expiration. Dasheng Zhixing is not permitted to terminate this agreement in any event unless required by applicable laws. The service agreement was revised on December 14, 2015, that the service is solely determined by Dasheng Online.

Exclusive Option Agreements. Under the Exclusive Option Agreements between Dasheng Online, each of the shareholders of Dasheng Zhixing and Dasheng Zhixing, each of the shareholders irrevocably granted Dasheng Online or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Dasheng Zhixing, for a consideration of RMB 10 (US$1.6). If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Dasheng Online or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Dasheng Online’s prior written consent, Dasheng Zhixing’s shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Dasheng Zhixing. These agreements will remain effective until all equity interests held in Dasheng Zhixing by Dasheng Zhixing’s shareholders are transferred or assigned to Dasheng Online or Dasheng Online’s designated representatives.

Powers of Attorney. Pursuant to the Powers of Attorney, the shareholders of Dasheng Zhixing each irrevocably appointed Dasheng Online as the attorney-in-fact to act on their behalf on all matters pertaining to Dasheng Zhixing and to exercise all of their rights as a shareholder of Dasheng Zhixing, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Dasheng Zhixing requiring shareholders’ approval under PRC laws and regulations and the articles of association of Dasheng Zhixing, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of Dasheng Zhixing. Dasheng Online may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of

Dasheng Zhixing. Each Power of Attorney will remain in force until the shareholders cease to hold any equity interest in Dasheng Zhixing.

Equity Interest Pledge Agreements. Under the Equity Interest Pledge Agreements between Dasheng Online, Dasheng Zhixing and the shareholders of Dasheng Zhixing, the shareholders pledged all of their equity interests in Dasheng Zhixing to Dasheng Online to guarantee Dasheng Zhixing’s and Dasheng Zhixing’s Shareholders’ performance of their obligations under the contractual arrangements including the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Powers of Attorney.

If Dasheng Zhixing or any of Dasheng Zhixing’s shareholders breaches its contractual obligations under the contractual arrangements, Dasheng Online will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Dasheng Zhixing in accordance with legal procedures. Dasheng Online has the right to receive dividends generated by the pledged equity interests during the term of the pledge. The pledge will remain binding until Dasheng Zhixing and the shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered with the registration authorities of industries and commerce in accordance with PRC law.

Contractual Agreements with Philippines Co I

Exclusive Business Cooperation Agreements. Under the Exclusive Business Cooperation Agreement between COE HK Co I and Philippines Co I, COE HK Co I has the exclusive right to provide technical support, consulting services and other services to Philippines Co I, respectively, in relation to Philippines Co I’s principal business. And Philippines Co I agrees to accept all the consultation and services provided by COE HK Co I. Without COE HK Co I’s prior written consent, Philippines Co I is prohibited from engaging any third party to provide any of the services under this agreements. In addition, COE HK Co I exclusively owns all intellectual property rights arising out of or created during the performance of the agreements. Due to its control over Philippines Co I, COE HK Co I has the sole right to determine the service fees to be paid by Philippines Co I, after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of COE HK Co I employees providing services to Philippines Co I, contents and value of services provided, the market price of comparable services and the operating conditions of Philippines Co I. This agreement will remain effective unless COE HK Co I terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Philippines Co I or COE HK Co I to renew its respective business license upon expiration. Philippines Co I is not permitted to terminate this agreement in any event unless required by applicable laws.

Exclusive Option Agreements. Under the Exclusive Option Agreements between COE HK Co I, each of the shareholders of Philippines Co I and Philippines Co I, each of the Shareholders irrevocably granted COE HK Co I or its designated representative(s) an exclusive option to purchase, to the extent permitted under Philippine law, all or part of his, her or its equity interests in Philippines Co I, for a consideration of US$1. If the lowest price permitted under Philippine law is higher than the above price, the lowest price permitted under Philippine law shall apply. COE HK Co I or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without COE HK Co I’s prior written consent, Philippines Co I’s Shareholders shall not sell, transfer, pledge, or otherwise dispose any equity interests in Philippines Co I. These agreements will remain effective until all equity interests held in Philippines Co I by Philippines Co I’s Shareholders are transferred or assigned to COE HK Co I or COE HK Co I’s designated representatives.

Powers of Attorney. Pursuant to the Powers of Attorney, the Shareholders of Philippines Co I each irrevocably appointed COE HK Co I as the attorney-in-fact to act on their behalf on all matters pertaining to Philippines Co I and to exercise all of their rights as a shareholder of Philippines Co I, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Philippines Co I requiring shareholders’ approval under Philippine laws and regulations and the articles of association of Philippines Co I, designate and appoint legal representative, directors, supervisors, chief executive officer, and other senior management members of the VIE. COE HK Co I may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the shareholders of Philippines Co I. Each Power of Attorney will remain in force until the Shareholder ceases to hold any equity interest in Philippines Co I.

cRisks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group’s consolidated balance sheets and statements of comprehensive loss:

Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	128,543	176,337
Time deposits	25,000	30,000
Short-term investments	—	100,722
Prepaid expenses and other current assets	33,353	43,912
Amounts due from inter-company entities*	172,902	329,357
Property and equipment, net	15,320	17,894
Other assets	10,552	10,057

Total assets	385,670	708,279

Deferred revenue—current	653,413	1,176,565
Deferred revenue—non-current	33,706	25,230
Accrued expenses and other current liabilities	80,572	100,742
Taxes payable	2,409	3,689
Amounts due to inter-company entities*	200,528	221,956

Total liabilities	970,628	1,528,182

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	154,675	418,281	848,090
Net loss	(198,527)	(293,443)	(260,433)

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by operating activities	21,567	167,663	167,326
Net cash used in investing activities	(10,230)	(40,851)	(119,532)
Net cash provided by financing activities	927	—	—

Net increase in cash and cash equivalents	12,264	126,812	47,794

Philippines Co I:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalents	1,924	424
Prepaid expenses and other current assets	1,277	787
Amounts due from inter-company entities*	1,651	2,398

Total assets	4,852	3,609

Accrued expenses and other current liabilities	1,736	1,018
Taxes payable	11,859	11,185
Other non-current liabilities	251	235

Total liabilities	13,846	12,438

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues**	26,973	5,507	—
Net loss	(3,260)	(2,024)	(1,034)

** All net revenues of Philippines Co I are service fees from Dasheng Zhixing, which have been eliminated upon consolidation.

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	1,186	(250)	(1,426)
Net cash (used in)/provided by investing activities	(92)	700	—
Effect of exchange rate changes on cash and cash equivalents	114	21	(74)

Net increase/(decrease) in cash and cash equivalents	1,208	471	(1,500)

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs through Dasheng Online and COE HK Co I, and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of the VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital of Dasheng Zhixing amounting to RMB1,143 and RMB1,143 as of December 31, 2016 and 2017, respectively. Since the VIEs are incorporated as limited liability companies under the PRC and Philippine Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

The Group believes that the contractual arrangements among Dasheng Online, COE HK Co I, the VIEs and their shareholders are in compliance with PRC and Philippine laws and regulations, as applicable, and are legally binding and enforceable. However, uncertainties in the PRC and Philippine legal system could limit the Company’s ability to enforce these contractual arrangements.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft FIE Law, that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises, or FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Group’s VIE arrangements, and as a result the Group’s PRC-organized VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIE, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on foreign invested enterprises included in the Draft FIE Law are enacted and enforced in their current form, the Group’s ability to use the Group’s VIE arrangements and the Group’s ability to conduct business through the Group’s PRC VIE could be severely limited.

The Company’s ability to control the VIEs also depends on the Power of Attorney Dasheng Online and COE HK Co I has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC or Philippine laws and regulations, the PRC or the Philippine regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

As of December 31, 2016 and 2017, the aggregate accumulated deficit of the Group’s VIEs was approximately RMB616,993 and RMB856,141 respectively, which have been included in the Company’s accompanying consolidated financial statements.

dLiquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of RMB514,778 and RMB580,811 in the years ended December 31, 2016 and 2017, respectively. Accumulated deficit was RMB1,172,976 and RMB1,753,787 as of December 31, 2016 and 2017, respectively. The net current liabilities were RMB126,071 and RMB715,987 as of December 31, 2016 and 2017. The Group assesses its liquidity by its ability to generate cash from operating activities to fund its operations, attract investors and borrow funds on favorable economic terms.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group successfully completed the initial public offering in June 2016 in which the Group issued and sold 2,400,000 ADSs, representing 36,000,000 Class A ordinary shares. Concurrently with the initial public offering, the Company also issued 11,842,105 and 3,947,368 Class A ordinary shares to DCM and Sequoia, respectively, through private placements. In addition, underwritters exercised the over-allotment option and purchased an additional of 360,000 ADSs, representing 5,400,000 Class A ordinary shares. Net proceeds from the initial public offering, concurrent private placement and exercise of over-allotment option was RMB424,459. As of December 31, 2017, the Group’s balance of cash and cash equivalent,  time deposit and short-term investment was RMB623,420. Besides, on March 23, 2018, the Company’s two subsidiaries in Hong Kong and SPD Silicon Valley Bank Beijing Branch have signed a loan facility agreement with total principal amount of USD13 million, which will be due on March 22, 2020, with annual interest rate of 3-month LIBOR+4.36%. The management is of the opinion that the Group has sufficient funds for sustainable operation, there’s no substantial doubt about the Group’s ability to continue as going concern within one year after the consolidated financial statements are issued. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group. Based on the above considerations, the Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.